S000057734 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Morningstar Global Opportunistic Equity Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	10.13%	17.15%	(9.19%)	11.27%	9.40%	17.34%